SHAREHOLDERS' EQUITY (Schedule of Stock Compensation Expense) (Details) - Employee Stock Purchase Plan [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	$ 987	$ 1,633
Research and development expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	454	805
Marketing and business development expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	52	43
General and administrative expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	$ 481	$ 785